Condensed consolidated statement of changes in equity - USD ($) $ in Millions		Equity attributable to shareholders of TORM plc	Common shares	Share premium	Treasury shares	Hedging reserves	Translation reserves	Retained profit	Non-controlling interest	Total
Equity at beginning of period at Dec. 31, 2021		$ 1,052.2	$ 0.8	$ 159.8	$ (4.2)	$ (3.6)	$ 0.2	$ 899.2		$ 1,052.2
Comprehensive income/(loss) for the period:
Net profit for the period		334.1						334.1		334.1
Other comprehensive income for the period		53.8				54.7	(0.9)			53.8
Total comprehensive income for the period		387.9				54.7	(0.9)	334.1		387.9
Capital increase	[1]	6.6		6.6						6.6
Share-based compensation		1.6						1.6		1.6
Dividend paid		(47.3)						(47.3)		(47.3)
Total changes in equity for the period		348.8		6.6		54.7	(0.9)	288.4		348.8
Non-controlling interest arising on consolidation									$ 2.4	2.4
Equity at end of period at Sep. 30, 2022		1,401.0	0.8	166.4	(4.2)	51.1	(0.7)	1,187.6	2.4	1,403.4
Equity at beginning of period at Dec. 31, 2021		1,052.2	0.8	159.8	(4.2)	(3.6)	0.2	899.2		1,052.2
Comprehensive income/(loss) for the period:
Net profit for the period										562.6
Other comprehensive income for the period										42.9
Total comprehensive income for the period										605.5
Dividend paid										(166.7)
Equity at end of period at Dec. 31, 2022		1,501.3	0.8	167.5	(4.2)	39.9	(0.5)	1,297.8	2.4	1,503.7
Equity at beginning of period at Sep. 30, 2022		1,401.0	0.8	166.4	(4.2)	51.1	(0.7)	1,187.6	2.4	1,403.4
Comprehensive income/(loss) for the period:
Net profit for the period										228.5
Equity at end of period at Dec. 31, 2022		1,501.3	0.8	167.5	(4.2)	39.9	(0.5)	1,297.8	2.4	1,503.7
Comprehensive income/(loss) for the period:
Net profit for the period		463.7						463.7	(0.3)	463.4
Other comprehensive income for the period										(4.7)
Other comprehensive income for the period		(5.4)				(5.2)	(0.2)		(0.2)	(5.6)
Tax on other comprehensive income		1.0				1.0				1.0
Total comprehensive income for the period		459.3				(4.2)	(0.2)	463.7	(0.5)	458.7
Capital increase	[2]	54.7		54.7						54.7
Transaction costs of capital increase		(0.2)		(0.2)						(0.2)
Share-based compensation		15.3						15.3		15.3
Dividend paid		(463.2)						(463.2)		(463.2)
Total changes in equity for the period		65.9		54.5		(4.2)	(0.2)	15.8	(0.5)	65.4
Equity at end of period at Sep. 30, 2023		$ 1,567.2	$ 0.8	$ 222.0	$ (4.2)	$ 35.7	$ (0.7)	$ 1,313.6	$ 1.9	$ 1,569.1

[1]	During the year, the share capital was increased amounting to USD 6.6m as a result of the exercise of Restricted Share Units.
[2]	During the year, the share capital was increased amounting to USD 6.2m as a result of the exercise of Restricted Share Units and 48.5m from a non-cash issue in relation to purchase of three vessels